UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Short-Term Bond Fund
Class A [SBSTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$71	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Western Asset Short-Term Bond Fund returned 4.28%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 4.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Structured products as spreads generally tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Short-Term Bond Fund	PAGE 1	7340-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	4.28	1.41	1.69
Class A (with sales charge)	2.05	0.95	1.46
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36	1.58	1.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$276,646,774
Total Number of Portfolio Holdings*	412
Total Management Fee Paid	$1,418,578
Portfolio Turnover Rate	86%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short-Term Bond Fund	PAGE 2	7340-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7340-ATSR-0225

Western Asset Short-Term Bond Fund
Class C [LWSOX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$152	1.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Western Asset Short-Term Bond Fund returned 3.46%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 4.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Structured products as spreads generally tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Short-Term Bond Fund	PAGE 1	7063-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	3.46	0.67	0.92
Class C (with sales charge)	2.46	0.67	0.92
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36	1.58	1.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$276,646,774
Total Number of Portfolio Holdings*	412
Total Management Fee Paid	$1,418,578
Portfolio Turnover Rate	86%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short-Term Bond Fund	PAGE 2	7063-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7063-ATSR-0225

Western Asset Short-Term Bond Fund
Class C1 [SSTLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$102	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Western Asset Short-Term Bond Fund returned 3.70%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 4.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Structured products as spreads generally tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Short-Term Bond Fund	PAGE 1	7716-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	3.70	1.10	1.41
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36	1.58	1.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$276,646,774
Total Number of Portfolio Holdings*	412
Total Management Fee Paid	$1,418,578
Portfolio Turnover Rate	86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7716-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7716-ATSR-0225

Western Asset Short-Term Bond Fund
Class R [LWARX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$112	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Western Asset Short-Term Bond Fund returned 3.88%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 4.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Structured products as spreads generally tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Short-Term Bond Fund	PAGE 1	7130-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	3.88	1.02	1.35
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36	1.58	1.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$276,646,774
Total Number of Portfolio Holdings*	412
Total Management Fee Paid	$1,418,578
Portfolio Turnover Rate	86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7130-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7130-ATSR-0225

Western Asset Short-Term Bond Fund
Class I [SBSYX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Short-Term Bond Fund returned 4.60%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 4.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Structured products as spreads generally tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Short-Term Bond Fund	PAGE 1	7440-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	4.60	1.68	1.96
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36	1.58	1.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$276,646,774
Total Number of Portfolio Holdings*	412
Total Management Fee Paid	$1,418,578
Portfolio Turnover Rate	86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7440-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7440-ATSR-0225

Western Asset Short-Term Bond Fund
Class IS [LWSTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Western Asset Short-Term Bond Fund returned 4.87%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 4.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Structured products as spreads generally tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Short-Term Bond Fund	PAGE 1	7834-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	4.87	1.78	2.04
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36	1.58	1.63
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$276,646,774
Total Number of Portfolio Holdings*	412
Total Management Fee Paid	$1,418,578
Portfolio Turnover Rate	86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7834-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7834-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,686 in December 31, 2023 and $133,667 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short-Term Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.1%
Communication Services — 3.4%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	1.700%	3/25/26	$150,000	$144,684
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,070,000	2,047,234
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,587,000	1,511,397 (a)
Total Diversified Telecommunication Services				3,703,315
Entertainment — 1.0%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,120,000	2,113,384
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	140,000	140,057
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	400,000	385,441
Total Entertainment				2,638,882
Media — 0.0%††
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	91,083 (a)
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	843,305 (a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	280,000	278,776
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,690,000	1,642,684
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	340,000	338,126
Total Wireless Telecommunication Services				3,102,891

Total Communication Services				9,536,171
Consumer Discretionary — 4.1%
Automobiles — 2.0%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,198,184 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	955,216
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	650,000	644,357
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,740,000	1,723,291
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	458,545 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	460,000	463,827 (a)
Total Automobiles				5,443,420
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	640,901 (a)
Hotels, Restaurants & Leisure — 1.5%
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	280,000	298,513 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,730,000	1,712,258
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	821,947
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,777
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,747
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	$210,000	$219,734 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	270,000	284,700 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	238,679 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	137,803 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	391,568
Total Hotels, Restaurants & Leisure				4,124,726
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,573
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	116,069
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,097
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,260,000	1,127,766
Total Specialty Retail				1,263,505

Total Consumer Discretionary				11,472,552
Consumer Staples — 2.0%
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp., Senior Notes	4.625%	11/1/27	390,000	387,640
Target Corp., Senior Notes	1.950%	1/15/27	10,000	9,515
Total Consumer Staples Distribution & Retail				397,155
Personal Care Products — 0.8%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,035,965
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	646,265
Kenvue Inc., Senior Notes	5.050%	3/22/28	460,000	465,455
Total Personal Care Products				2,147,685
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,040,000	1,031,259
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,396
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	619,456
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,273,114
Total Tobacco				2,934,225

Total Consumer Staples				5,479,065
Energy — 8.3%
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp., Senior Notes	1.995%	5/11/27	480,000	453,907
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	750,000	761,155 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	650,000	665,774 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,390,000	1,320,821 (a)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	$960,000	$938,608
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,517,684
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,987,710
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	250,000	252,439
Energy Transfer LP, Senior Notes	5.500%	6/1/27	300,000	303,951
Energy Transfer LP, Senior Notes	5.550%	2/15/28	10,000	10,158
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,860,000	2,833,994
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,004
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,267,018 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	157,817
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	656,903
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	117,837
MPLX LP, Senior Notes	4.125%	3/1/27	460,000	453,296
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	706,349
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	750,000	751,541
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	486,334
ONEOK Inc., Senior Notes	5.650%	11/1/28	420,000	428,681
ONEOK Inc., Senior Notes	5.800%	11/1/30	30,000	30,934
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	365,237
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	710,000	537,659 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,110,000	1,071,959
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	800,000	765,590 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	180,000	176,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	590,000	594,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,898
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	530,000	543,514
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	376,003 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,340,000	1,338,601
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	$20,000	$20,712

Total Energy				22,912,827
Financials — 16.8%
Banks — 11.8%
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,600,000	1,584,987
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	195,997 (b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,310,000	4,240,465 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	300,000	287,714 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	305,420 (b)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	385,127
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	870,000	883,845
BNP Paribas SA, Senior Notes	3.375%	1/9/25	640,000	639,844 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	260,000	256,690 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	700,000	699,943 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,294,835
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,040,000	2,030,422 (b)
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	107,853 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	1,990,000	1,984,510
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	930,000	914,271 (a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	520,000	499,501 (a)(b)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	1,660,000	1,674,490 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	200,000	201,171 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	$1,190,000	$1,203,055 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	550,000	538,863 (b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	3,730,000	3,698,463 (b)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	1,840,000	1,847,378
Swedbank AB, Senior Notes	3.356%	4/4/25	1,880,000	1,874,012 (a)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	850,000	864,086
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	60,999 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	10,000	9,482 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	112,504 (b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,220,000	3,191,317 (b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	1,030,000	1,027,006 (b)
Total Banks				32,614,250
Capital Markets — 3.0%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	730,000	716,838 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,177
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	485,775 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	477,421 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	770,000	761,220 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	460,000	469,633 (b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	3,850,000	3,816,191 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	770,000	759,104 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	470,000	478,578 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	$410,000	$405,189 (a)(b)
Total Capital Markets				8,380,126
Consumer Finance — 0.8%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	580,000	586,331 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,090,000	1,088,616 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	490,000	488,746 (a)
Total Consumer Finance				2,163,693
Financial Services — 0.6%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	169,702 (a)
Kreditanstalt fuer Wiederaufbau, Senior Notes	0.375%	7/18/25	1,160,000	1,135,293
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	490,000	473,652 (a)
Total Financial Services				1,778,647
Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	582,001
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	280,000	273,567 (a)
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	770,000	769,538
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	39,322 (a)
Total Insurance				1,664,428

Total Financials				46,601,144
Health Care — 6.4%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,026,013
Health Care Equipment & Supplies — 1.0%
GE HealthCare Technologies Inc., Senior Notes	5.650%	11/15/27	900,000	922,567
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	170,000	172,005 (a)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,080,000	1,082,327 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	510,000	515,106 (a)
Total Health Care Equipment & Supplies				2,692,005
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 3.9%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	$810,000	$809,167
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	620,000	621,597
Cencora Inc., Senior Notes	4.625%	12/15/27	400,000	400,090
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,008,291
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,064
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,700,000	1,648,017
Humana Inc., Senior Notes	5.750%	12/1/28	1,120,000	1,141,074
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	704,135
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	1,810,000	1,807,908
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	900,000	882,411
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,852,558
Total Health Care Providers & Services				10,884,312
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	500,000	504,277
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	815,710
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	9,792
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,370,000	1,317,614
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	350,000	341,975
Total Pharmaceuticals				2,989,368

Total Health Care				17,591,698
Industrials — 2.9%
Aerospace & Defense — 1.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	100,000	98,859 (a)
Boeing Co., Senior Notes	2.196%	2/4/26	510,000	494,884
General Dynamics Corp., Senior Notes	3.500%	4/1/27	330,000	323,004
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	483,799
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,955,748
Total Aerospace & Defense				3,356,294
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	2,000	1,992
Commercial Services & Supplies — 0.3%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	350,000	359,837 (a)
Waste Management Inc., Senior Notes	4.500%	3/15/28	400,000	397,613
Total Commercial Services & Supplies				757,450
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	330,000	312,562
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.3%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	$740,000	$752,065
Passenger Airlines — 0.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	360,000	378,201 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	200,000	201,404 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	419,640 *(a)(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	294,995 (a)
Total Passenger Airlines				1,294,240
Trading Companies & Distributors — 0.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,068,314
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,087
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	375,541
Total Trading Companies & Distributors				1,453,942

Total Industrials				7,928,545
Information Technology — 1.6%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	40,000	35,677 (a)
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	4.150%	2/15/28	780,000	767,007
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	824,583
Micron Technology Inc., Senior Notes	4.185%	2/15/27	330,000	325,567
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	45,690
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,588
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	597,393
Total Semiconductors & Semiconductor Equipment				2,569,828
Software — 0.7%
Oracle Corp., Senior Notes	4.500%	5/6/28	940,000	930,858
Oracle Corp., Senior Notes	4.200%	9/27/29	850,000	821,283
Total Software				1,752,141
Technology Hardware, Storage & Peripherals — 0.0%††
Apple Inc., Senior Notes	2.900%	9/12/27	10,000	9,621

Total Information Technology				4,367,267
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 1.2%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	$630,000	$616,500 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	302,308 (a)
Total Chemicals				918,808
Metals & Mining — 0.5%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	628,173 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	70,000	68,155
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,809 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	440,000	427,916 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	120,000	117,996
Total Metals & Mining				1,252,049
Paper & Forest Products — 0.4%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	760,000	747,786 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	410,000	410,459
Total Paper & Forest Products				1,158,245

Total Materials				3,329,102
Utilities — 3.4%
Electric Utilities — 3.2%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,190,000	1,205,839
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	577,550
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	690,000	672,039 (a)
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	587,493
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,300,483
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,190,645
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	430,000	437,218
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	743,663 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,440,000	1,474,523
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	640,000	641,097 (a)
Total Electric Utilities				8,830,550
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	$610,000	$613,047 (a)

Total Utilities				9,443,597
Total Corporate Bonds & Notes (Cost — $139,504,303)				138,661,968
Asset-Backed Securities — 15.1%
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	5.133%	4/25/33	451,929	446,955 (b)
Aimco CLO Ltd., 2021-14A B (3 mo. Term SOFR + 1.612%)	6.229%	4/20/34	800,000	801,021 (a)(b)(d)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	444,113	445,052
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	245,966	246,223 (a)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,361,867 (a)
Apidos CLO, XXXA A2R (3 mo. Term SOFR + 1.500%)	6.132%	10/18/31	1,000,000	1,002,831 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	931,816 (a)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	6.398%	1/15/35	1,050,000	1,051,308 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	6.279%	10/25/37	1,040,000	1,041,812 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	347,545	345,742
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	5.929%	7/27/31	160,135	160,370 (a)(b)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	1,360,000	1,316,239
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	117,717	117,152 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,247,819	1,216,121 (a)
CNH Equipment Trust, 2022-B A3	3.890%	8/16/27	1,128,786	1,123,544
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	37	19 (b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	655,053 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	439,616	438,988 (a)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	219,068	203,798 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	321,935	322,372
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	5.785%	4/24/31	$958,158	$959,321 (a)(b)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	497,892 (a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.398%	12/25/35	380,000	361,080 (b)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	1,109,873	1,112,291 (a)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.414%)	4.753%	1/25/37	383,850	374,807 (b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.973%	6/25/46	24,859	24,034 (a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.479%	10/20/30	250,000	250,772 (a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	760,086	730,424 (a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.983%	3/25/66	1,432,873	1,452,191 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.283%	12/26/69	483,820	480,754 (a)(b)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	5.333%	11/25/52	172,597	171,933 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.515%	4/20/62	1,310,000	1,303,642 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	391,517	362,468 (a)
Ocean Trails CLO, 2020-9A CR (3 mo. Term SOFR + 2.812%)	7.468%	10/15/34	500,000	500,513 (a)(b)
Ocean Trails CLO, 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.956%	10/15/34	520,000	521,624 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.947%	7/20/35	920,000	924,710 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	6.161%	10/15/32	2,020,000	2,023,750 (a)(b)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.129%	10/20/31	608,518	609,240 (a)(b)
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	442,511	443,381
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.008%	12/25/33	11,477	11,174 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	$616,865	$608,723 (a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	4.930%	12/15/38	636,351	621,900 (b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.910%	6/15/39	528,193	507,293 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.890%	12/15/39	291,801	284,314 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	5.740%	12/17/68	496,593	496,219 (a)(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	27,007	26,931 (a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.242%	1/15/53	322,054	318,161 (a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	344,654	311,707 (a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	567,831	487,708 (a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.398%	10/16/56	1,865,348	1,915,355 (a)(b)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	671,747	643,125 (a)
Structured Asset Securities Corp., 2004- SC1 A	7.786%	12/25/29	3,710	3,200 (a)(b)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.832%	5/25/31	365,888	274,926 (a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.747%	1/17/32	732,514	733,759 (a)(b)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,310,000	1,330,011 (a)
Toyota Auto Receivables Owner Trust, 2021-B A4	0.530%	10/15/26	495,969	489,057
TRP LLC, 2021-1 A	2.070%	6/19/51	831,325	774,012 (a)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	1,430,000	1,448,415 (a)
Verdelite Static CLO Ltd., 2024-1A C (3 mo. Term SOFR + 1.950%)	6.567%	7/20/32	390,000	391,856 (a)(b)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,470,000	1,471,192
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	473,834	476,375
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	5.782%	10/18/31	594,500	595,595 (a)(b)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.856%	10/15/31	835,175	836,951 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.926%	10/15/35	$330,000	$332,080 (a)(b)

Total Asset-Backed Securities (Cost — $42,012,099)				41,723,149
Collateralized Mortgage Obligations(e) — 11.5%
Alternative Loan Trust, 2005-56 4A1 (1 mo. Term SOFR + 0.734%)	5.073%	11/25/35	55,592	51,407 (b)
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	577,592	574,154 (a)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	5.576%	11/17/38	113,051	113,206 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	771,625	757,532
BANK, 2022-BNK39 XA, IO	0.419%	2/15/55	60,398,506	1,485,797 (b)
BANK, 2022-BNK40 A4	3.393%	3/15/64	470,000	419,017 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,582,873
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.340%	12/16/36	1,320,000	1,324,951 (a)(b)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	4.773%	1/25/47	66,298	54,280 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,122,584
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.401%	10/15/38	693,000	680,226 (a)(b)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.654%	10/15/36	990,000	975,440 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	6.592%	2/25/37	3,959	3,674 (b)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.753%	8/25/35	873	834 (a)(b)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.033%	10/25/35	8,026	7,656 (a)(b)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.524%	3/25/37	17,279	17,369 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.873%	7/25/36	58,084	54,296 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	973,726	840,267 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	39,720	39,347
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	70,320	63,209
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.369%	1/25/51	$116,571	$117,831 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.569%	4/25/42	215,050	217,861 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	485,047	469,136 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	947,855	909,837 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	901,390 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.669%	3/25/42	540,000	561,902 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	150,293	135,428
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	76,755	69,673
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	37,886	38,474 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.380%	2/20/60	6,999	6,987 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.250%	3/20/60	56,859	56,835 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	5.700%	5/20/60	149,085	149,809 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	5.096%	10/20/60	189,584	188,947 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.116%	8/20/58	101,113	101,002 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.216%	11/20/60	$172,091	$171,844 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.266%	1/20/61	17,954	17,936 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.266%	12/20/60	44,201	44,159 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.216%	2/20/61	48,769	48,694 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.266%	2/20/61	24,096	24,069 (b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	5.236%	8/20/61	80,996	80,885 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	5.266%	7/20/62	728,031	727,064 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	5.296%	10/20/62	35,338	35,319 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	5.286%	10/20/62	28,921	28,899 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	5.106%	12/20/62	305,315	304,300 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.166%	3/20/63	128,369	127,582 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	5.236%	6/20/63	23,716	23,684 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	5.236%	6/20/63	8,761	8,745 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	5.236%	5/20/63	10,563	10,548 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	$112,855	$105,148
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	84,205	74,313
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	67,941	65,856
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	68,110	66,109
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.055%	4/20/70	1,384,057	1,366,091 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.905%	9/20/71	1,802,656	1,789,351 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	5.511%	4/20/72	2,354,201	2,336,354 (b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.532%	7/15/39	675,939	675,307 (a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	4.953%	5/25/37	32,025	30,252 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.993%	11/25/36	642,571	541,277 (b)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. Term SOFR + 0.834%)	5.173%	1/25/35	42,052	31,678 (b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,652,221	737,753 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.893%	12/25/36	15,209	19,859 (b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.729%	3/25/33	28,618	22,949 (b)
MHC Commercial Mortgage Trust, 2021- MHC A (1 mo. Term SOFR + 0.915%)	5.312%	4/15/38	246,815	246,735 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	114,017	112,587
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.805%	12/15/51	22,107,599	586,773 (b)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	5.290%	11/15/36	827,264	825,231 (a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	243,695	239,692 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	$99,614	$94,572 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	884,928	776,965 (a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,397	1,159
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	5.003%	5/25/37	410,101	305,877 (b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	5.540%	6/20/33	44,475	43,075 (b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	5.333%	11/15/36	1,450,000	1,447,064 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	5.101%	10/15/34	825,000	822,233 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.792%	3/25/34	35,370	33,166 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.676%	3/25/35	64,719	53,502 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.222%	6/25/35	3,831	3,256 (b)
Structured Asset Securities Corp., 2005- RF3 2A	4.220%	6/25/35	72,063	63,604 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	288,518 (b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.948%	11/15/38	213,620	213,754 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	702,867 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.199%	6/25/33	10,548	10,487 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.547%	4/25/35	6,942	6,678 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	5.273%	12/25/45	14,975	15,081 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	6.325%	10/25/46	309,332	283,118 (b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	7.186%	11/15/27	1,035,000	1,047,270 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $33,461,535)				31,832,520
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 9.9%
U.S. Government Agencies — 0.9%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	$1,010,000	$984,771
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.470%	6/18/26	1,640,000	1,639,868 (b)
Total U.S. Government Agencies				2,624,639
U.S. Government Obligations — 9.0%
U.S. Treasury Notes	0.625%	7/31/26	12,150,000	11,484,214
U.S. Treasury Notes	4.125%	10/31/26	5,340,000	5,328,575
U.S. Treasury Notes	4.000%	7/31/29	2,070,000	2,037,676
U.S. Treasury Notes	4.125%	10/31/29	6,090,000	6,021,293
Total U.S. Government Obligations				24,871,758

Total U.S. Government & Agency Obligations (Cost — $27,535,819)				27,496,397
Mortgage-Backed Securities — 3.4%
FHLMC — 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	46,933	45,527
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,388,012	1,289,007
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	580,773	585,269
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.495%)	7.009%	6/1/43	60,174	61,723 (b)
Total FHLMC				1,981,526
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	34,345	35,596
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,005,693	954,431
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	1,093,161	1,017,665
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,930,175	1,913,904
Federal National Mortgage Association (FNMA)	1.926%	11/1/51	1,075,169	989,597 (b)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	541,300	537,544
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	$542,534	$557,375
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	311,434	287,126
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.336%	9/1/37	278,848	282,564 (b)
Total FNMA				6,575,802
GNMA — 0.3%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	2,791	2,828
Government National Mortgage Association (GNMA)	6.500%	8/15/34	31,256	32,261
Government National Mortgage Association (GNMA)	7.000%	3/15/36	12,429	13,080
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	156,584	138,976
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	139,634	127,138
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	36,423	32,425
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	334,630	343,775
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.075%)	6.036%	7/20/60	3,075	3,087 (b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.239%)	7.198%	8/20/60	113,675	116,101 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.176%)	5.086%	7/20/60	2,589	2,594 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.350%	2/20/60	31,296	31,544 (b)
Total GNMA				843,809

Total Mortgage-Backed Securities (Cost — $9,842,047)				9,401,137
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 1.2%
Communication Services — 0.4%
Media — 0.4%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.593%	12/7/30	$327,180	$326,715 (b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.012%	1/31/28	750,000	746,014 (b)(f)(g)

Total Communication Services				1,072,729
Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	7.335%	2/17/28	691,336	693,065 (b)(f)(g)(h)

Financials — 0.3%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/6/28	375,000	377,010 (b)(f)(g)
Insurance — 0.2%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.721%	7/31/27	484,886	484,394 (b)(f)(g)

Total Financials				861,404
Industrials — 0.2%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	6.357%	1/3/29	348,863	349,372 (b)(f)(g)
Passenger Airlines — 0.1%
Spirit Airlines Inc., Term Loan	—	11/18/25	208,136	208,656 (h)(i)(j)

Total Industrials				558,028
Total Senior Loans (Cost — $3,184,303)				3,185,226
Sovereign Bonds — 0.9%
Canada — 0.4%
Province of Quebec Canada, Senior Notes	0.600%	7/23/25	1,160,000	1,135,697
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	670,000	668,752
Supranational — 0.3%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	784,054

Total Sovereign Bonds (Cost — $2,631,756)				2,588,503
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.375 (Cost — $31,282)	12/12/25	39	$97,500	$26,325
Total Investments before Short-Term Investments (Cost — $258,203,144)				254,915,225
	Rate	Maturity Date	Face Amount
Short-Term Investments — 6.9%
Certificates of Deposit — 3.7%
Canadian Imperial Bank of Commerce	5.010%	2/10/25	$6,100,000	6,103,431
Credit Agricole Corporate and Investment Bank	5.010%	2/10/25	4,100,000	4,102,893

Total Certificates of Deposit (Cost — $10,200,000)				10,206,324
Commercial Paper — 1.8%
BNP Paribas New York Branch (Cost — $5,076,398)	4.575%	2/4/25	5,100,000	5,078,321 (k)
			Shares
Money Market Funds — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,732,797)	4.440%		3,732,797	3,732,797 (l)(m)

Total Short-Term Investments (Cost — $19,009,195)				19,017,442
Total Investments — 99.0% (Cost — $277,212,339)				273,932,667
Other Assets in Excess of Liabilities — 1.0%				2,714,107
Total Net Assets — 100.0%				$276,646,774

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of December 31, 2024.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $3,732,797 and the cost was $3,732,797 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
At December 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	39	$97,500	$(15,600)
3-Month SOFR Futures, Put	6/13/25	95.625	39	97,500	(3,900)
Total Exchange-Traded Written Options (Premiums received — $31,036)					$(19,500)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	201	3/26	$48,215,488	$48,267,638	$52,150
U.S. Treasury 2-Year Notes	460	3/25	94,613,733	94,580,313	(33,420)
U.S. Treasury 5-Year Notes	175	3/25	18,710,364	18,603,321	(107,043)
U.S. Treasury Ultra 10-Year Notes	21	3/25	2,365,325	2,337,562	(27,763)
					(116,076)
Contracts to Sell:
3-Month SOFR	23	3/25	5,517,364	5,500,306	17,058
3-Month SOFR	28	6/25	6,711,891	6,707,750	4,141
U.S. Treasury 10-Year Notes	170	3/25	18,709,812	18,487,500	222,312
U.S. Treasury Long-Term Bonds	25	3/25	2,911,871	2,846,094	65,777
U.S. Treasury Ultra Long- Term Bonds	6	3/25	745,576	713,438	32,138
					341,426
Net unrealized appreciation on open futures contracts					$225,350

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Short-Term Bond Fund
At December 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$5,053,000	10/14/27	2.600% annually	Daily SOFR Compound annually	$194,204	$1,652	$192,552
	8,313,000	11/18/28	Daily SOFR Compound annually	3.816% annually	(28,583)	—	(28,583)
	1,956,000	11/18/36	3.886% annually	Daily SOFR Compound annually	30,445	—	30,445
Total	$15,322,000				$196,066	$1,652	$194,414

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$1,510,000	12/20/29	5.000% quarterly	$116,207	$103,323	$12,884
Markit CDX.NA.IG.43 Index	7,930,000	12/20/29	1.000% quarterly	177,003	169,423	7,580
Total	$9,440,000			$293,210	$272,746	$20,464

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

 Western Asset Short-Term Bond Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.490%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $273,479,542)	$270,199,870
Investments in affiliated securities, at value (Cost — $3,732,797)	3,732,797
Cash	1,004,725
Interest receivable	2,139,041
Deposits with brokers for open futures contracts and exchange-traded options	714,331
Deposits with brokers for centrally cleared swap contracts	310,015
Receivable for Fund shares sold	95,987
Dividends receivable from affiliated investments	19,377
Receivable from brokers — net variation margin on open futures contracts	8,226
Principal paydown receivable	264
Prepaid expenses	40,664
Total Assets	278,265,297
Liabilities:
Payable for Fund shares repurchased	676,223
Payable for securities purchased	506,238
Transfer agent fees payable	181,711
Investment management fee payable	68,549
Service and/or distribution fees payable	32,967
Written options, at value (premiums received — $31,036)	19,500
Distributions payable	15,986
Trustees’ fees payable	3,852
Payable to brokers — net variation margin on centrally cleared swap contracts	52
Accrued expenses	113,445
Total Liabilities	1,618,523
Total Net Assets	$276,646,774
Net Assets:
Par value (Note 7)	$753
Paid-in capital in excess of par value	352,491,464
Total distributable earnings (loss)	(75,845,443)
Total Net Assets	$276,646,774
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

Net Assets:
Class A	$142,768,141
Class C	$2,679,385
Class C1	$417,740
Class R	$136,964
Class I	$43,718,373
Class IS	$86,926,171
Shares Outstanding:
Class A	38,889,530
Class C	730,329
Class C1	113,696
Class R	37,367
Class I	11,913,688
Class IS	23,649,699
Net Asset Value:
Class A (and redemption price)	$3.67
Class C*	$3.67
Class C1 (and redemption price)	$3.67
Class R (and redemption price)	$3.67
Class I (and redemption price)	$3.67
Class IS (and redemption price)	$3.68
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$21,212,741
Dividends from affiliated investments	979,748
Total Investment Income	22,192,489
Expenses:
Investment management fee (Note 2)	1,801,262
Service and/or distribution fees (Notes 2 and 5)	378,772
Transfer agent fees (Notes 2 and 5)	376,871
Registration fees	122,465
Fund accounting fees	74,296
Audit and tax fees	49,679
Shareholder reports	36,204
Legal fees	23,315
Trustees’ fees	14,746
Insurance	5,057
Commitment fees (Note 9)	5,008
Custody fees	12
Miscellaneous expenses	14,354
Total Expenses	2,902,041
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(382,684)
Net Expenses	2,519,357
Net Investment Income	19,673,132
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,887,098)
Futures contracts	(356,628)
Written options	397,707
Swap contracts	(358,730)
Foreign currency transactions	20
Net Realized Loss	(7,204,729)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	12,416,023
Futures contracts	(460,514)
Written options	5,936
Swap contracts	542,985
Change in Net Unrealized Appreciation (Depreciation)	12,504,430
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	5,299,701
Increase in Net Assets From Operations	$24,972,833
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$19,673,132	$23,890,226
Net realized loss	(7,204,729)	(11,586,444)
Change in net unrealized appreciation (depreciation)	12,504,430	22,989,210
Increase in Net Assets From Operations	24,972,833	35,292,992
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,754,119)	(27,126,049)
Return of capital	(268,149)	—
Decrease in Net Assets From Distributions to Shareholders	(21,022,268)	(27,126,049)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	164,021,383	231,240,147
Reinvestment of distributions	20,429,120	26,306,431
Cost of shares repurchased	(509,163,623)	(455,862,995)
Decrease in Net Assets From Fund Share Transactions	(324,713,120)	(198,316,417)
Decrease in Net Assets	(320,762,555)	(190,149,474)
Net Assets:
Beginning of year	597,409,329	787,558,803
End of year	$276,646,774	$597,409,329
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3.66	$3.60	$3.88	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.13	0.11	0.05	0.03	0.06
Net realized and unrealized gain (loss)	0.02	0.08	(0.25)	(0.05)	0.08
Total income (loss) from operations	0.15	0.19	(0.20)	(0.02)	0.14
Less distributions from:
Net investment income	(0.14)	(0.13)	(0.08)	(0.06)	(0.08)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.14)	(0.13)	(0.08)	(0.06)	(0.08)
Net asset value, end of year	$3.67	$3.66	$3.60	$3.88	$3.96
Total return[3]	4.28%	4.98%	(5.01)%	(0.55)%	3.72%
Net assets, end of year (000s)	$142,768	$130,892	$127,715	$75,606	$58,248
Ratios to average net assets:
Gross expenses	0.76%	0.74%	0.73%	0.72%	0.73%
Net expenses[4,5]	0.70	0.70	0.70	0.70	0.72
Net investment income	3.68	3.04	1.49	0.73	1.57
Portfolio turnover rate[6]	86%	38%	28%	62%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2021, the expense limitation was 0.80%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3.66	$3.60	$3.88	$3.95	$3.89
Income (loss) from operations:
Net investment income	0.10	0.08	0.02	(0.00)[2]	0.03
Net realized and unrealized gain (loss)	0.02	0.08	(0.25)	(0.04)	0.08
Total income (loss) from operations	0.12	0.16	(0.23)	(0.04)	0.11
Less distributions from:
Net investment income	(0.11)	(0.10)	(0.05)	(0.03)	(0.05)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.11)	(0.10)	(0.05)	(0.03)	(0.05)
Net asset value, end of year	$3.67	$3.66	$3.60	$3.88	$3.95
Total return[3]	3.46%	4.44%	(6.02)%	(1.08)%	2.95%
Net assets, end of year (000s)	$2,679	$3,381	$5,309	$5,035	$6,795
Ratios to average net assets:
Gross expenses	1.51%	1.50%	1.49%	1.49%	1.47%
Net expenses[4,5]	1.49	1.49	1.48	1.48	1.47
Net investment income (loss)	2.85	2.23	0.60	(0.04)	0.81
Portfolio turnover rate[6]	86%	38%	28%	62%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3.66	$3.61	$3.89	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.12	0.10	0.04	0.02	0.05
Net realized and unrealized gain (loss)	0.02	0.06	(0.26)	(0.04)	0.08
Total income (loss) from operations	0.14	0.16	(0.22)	(0.02)	0.13
Less distributions from:
Net investment income	(0.13)	(0.11)	(0.06)	(0.05)	(0.07)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.13)	(0.11)	(0.06)	(0.05)	(0.07)
Net asset value, end of year	$3.67	$3.66	$3.61	$3.89	$3.96
Total return[3]	3.70%	4.64%	(5.29)%	(0.61)%[4]	3.41%
Net assets, end of year (000s)	$418	$502	$1,515	$1,768	$3,929
Ratios to average net assets:
Gross expenses	1.02%	1.03%	1.02%	1.02%	1.02%
Net expenses[5,6]	1.00	1.03	1.01	1.01	1.01
Net investment income	3.36	2.61	1.06	0.46	1.37
Portfolio turnover rate[7]	86%	38%	28%	62%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3.66	$3.60	$3.88	$3.95	$3.90
Income (loss) from operations:
Net investment income	0.12	0.10	0.04	0.01	0.05
Net realized and unrealized gain (loss)	0.02	0.07	(0.26)	(0.04)	0.07
Total income (loss) from operations	0.14	0.17	(0.22)	(0.03)	0.12
Less distributions from:
Net investment income	(0.13)	(0.11)	(0.06)	(0.04)	(0.07)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.13)	(0.11)	(0.06)	(0.04)	(0.07)
Net asset value, end of year	$3.67	$3.66	$3.60	$3.88	$3.95
Total return[3]	3.88%	4.85%	(5.64)%	(0.95)%	3.34%
Net assets, end of year (000s)	$137	$110	$93	$68	$52
Ratios to average net assets:
Gross expenses	1.20%	1.26%	1.31%	1.43%	2.14%
Net expenses[4,5]	1.10	1.10	1.10	1.10	1.09
Net investment income	3.29	2.66	1.06	0.34	1.26
Portfolio turnover rate[6]	86%	38%	28%	62%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3.66	$3.61	$3.88	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.14	0.12	0.06	0.04	0.07
Net realized and unrealized gain (loss)	0.02	0.07	(0.24)	(0.05)	0.08
Total income (loss) from operations	0.16	0.19	(0.18)	(0.01)	0.15
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.09)	(0.07)	(0.09)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.15)	(0.14)	(0.09)	(0.07)	(0.09)
Net asset value, end of year	$3.67	$3.66	$3.61	$3.88	$3.96
Total return[3]	4.60%	5.27%	(4.75)%	(0.30)%	3.96%
Net assets, end of year (000s)	$43,718	$170,880	$274,460	$319,392	$137,496
Ratios to average net assets:
Gross expenses	0.55%	0.53%	0.54%	0.51%	0.51%
Net expenses[4,5]	0.42	0.42	0.42	0.43	0.49
Net investment income	3.88	3.28	1.67	0.98	1.82
Portfolio turnover rate[6]	86%	38%	28%	62%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective May 1, 2021 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1,2021, the expense limitation was 0.50%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3.66	$3.61	$3.88	$3.96	$3.90
Income (loss) from operations:
Net investment income	0.14	0.12	0.07	0.04	0.07
Net realized and unrealized gain (loss)	0.03	0.07	(0.25)	(0.05)	0.09
Total income (loss) from operations	0.17	0.19	(0.18)	(0.01)	0.16
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.09)	(0.07)	(0.10)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.15)	(0.14)	(0.09)	(0.07)	(0.10)
Net asset value, end of year	$3.68	$3.66	$3.61	$3.88	$3.96
Total return[3]	4.87%	5.29%	(4.73)%	(0.25)%	4.06%
Net assets, end of year (000s)	$86,926	$291,644	$378,467	$258,611	$641,011
Ratios to average net assets:
Gross expenses	0.44%	0.42%	0.42%	0.39%	0.40%
Net expenses[4,5]	0.40	0.40	0.40	0.38	0.39
Net investment income	3.89	3.32	1.77	1.09	1.88
Portfolio turnover rate[6]	86%	38%	28%	62%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27%, 58% and 64%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s

Western Asset Short-Term Bond Fund 2024 Annual Report

manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$138,661,968	—	$138,661,968
Asset-Backed Securities	—	41,723,149	—	41,723,149
Collateralized Mortgage Obligations	—	31,832,520	—	31,832,520
U.S. Government & Agency Obligations	—	27,496,397	—	27,496,397
Mortgage-Backed Securities	—	9,401,137	—	9,401,137
Senior Loans:
Consumer Discretionary	—	—	$693,065	693,065
Industrials	—	349,372	208,656	558,028
Other Senior Loans	—	1,934,133	—	1,934,133
Sovereign Bonds	—	2,588,503	—	2,588,503
Purchased Options	$26,325	—	—	26,325
Total Long-Term Investments	26,325	253,987,179	901,721	254,915,225
Short-Term Investments†:
Certificates of Deposit	—	10,206,324	—	10,206,324
Commercial Paper	—	5,078,321	—	5,078,321
Money Market Funds	3,732,797	—	—	3,732,797
Total Short-Term Investments	3,732,797	15,284,645	—	19,017,442
Total Investments	$3,759,122	$269,271,824	$901,721	$273,932,667
Other Financial Instruments:
Futures Contracts††	$393,576	—	—	$393,576
Centrally Cleared Interest Rate Swaps††	—	$222,997	—	222,997
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	20,464	—	20,464
Total Other Financial Instruments	$393,576	$243,461	—	$637,037
Total	$4,152,698	$269,515,285	$901,721	$274,569,704

Western Asset Short-Term Bond Fund 2024 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$19,500	—	—	$19,500
Futures Contracts††	168,226	—	—	168,226
Centrally Cleared Interest Rate Swaps††	—	$28,583	—	28,583
Total	$187,726	$28,583	—	$216,309

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure

Western Asset Short-Term Bond Fund 2024 Annual Report

of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $9,440,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the

Western Asset Short-Term Bond Fund 2024 Annual Report

borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

Western Asset Short-Term Bond Fund 2024 Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency

Western Asset Short-Term Bond Fund 2024 Annual Report

instruments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.70%, 1.55%, 1.05%, 1.10%, 0.42% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.  In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $382,684, which included an affiliated money market fund waiver of $19,684.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class R	Class I	Class IS
Expires December 31, 2025	$46,965	—	—	$159	$264,048	$66,806
Expires December 31, 2026	89,577	$486	$69	157	182,736	89,975
Total fee waivers/expense reimbursements subject to recapture	$136,542	$486	$69	$316	$446,784	$156,781
For the year ended December 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $65,757 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$43,859	—
CDSCs	12,203	$48
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$194,729,210	$226,595,166
Sales	424,992,263	323,545,218
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$285,388,489	$965,545	$(12,421,367)	$(11,455,822)
Written options	(31,036)	11,536	—	11,536
Futures contracts	—	393,576	(168,226)	225,350
Swap contracts	274,398	243,461	(28,583)	214,878

Western Asset Short-Term Bond Fund 2024 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$26,325	—	$26,325
Futures contracts[3]	393,576	—	393,576
Centrally cleared swap contracts[4]	222,997	$20,464	243,461
Total	$642,898	$20,464	$663,362

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$19,500
Futures contracts[3]	168,226
Centrally cleared swap contracts[4]	28,583
Total	$216,309

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(332,233)	—	$(332,233)
Futures contracts	(356,628)	—	(356,628)
Written options	397,707	—	397,707
Swap contracts	(495,651)	$136,921	(358,730)
Total	$(786,805)	$136,921	$(649,884)
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$69,428	—	$69,428
Futures contracts	(460,514)	—	(460,514)
Written options	5,936	—	5,936
Swap contracts	522,521	$20,464	542,985
Total	$137,371	$20,464	$157,835

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$106,507
Written options	73,801
Futures contracts (to buy)	289,542,284
Futures contracts (to sell)	72,925,478
Average Notional Balance
Interest rate swap contracts	$55,138,615
Credit default swap contracts (sell protection)	5,935,385
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$346,145	$124,958
Class C	29,739	2,704
Class C1	2,067	396
Class R	821	447
Class I	—	188,842
Class IS	—	59,524
Total	$378,772	$376,871

Western Asset Short-Term Bond Fund 2024 Annual Report

For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$94,659
Class C	596
Class C1	85
Class R	163
Class I	188,354
Class IS	98,827
Total	$382,684
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$5,371,087	$4,393,432
Class C	91,406	121,973
Class C1	14,828	32,419
Class R	5,756	3,125
Class I	5,904,690	9,252,943
Class IS	9,366,352	13,322,157
Total	$20,754,119	$27,126,049
Return of Capital:
Class A	$69,396	—
Class C	1,181	—
Class C1	192	—
Class R	74	—
Class I	76,290	—
Class IS	121,016	—
Total	$268,149	—
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,718,566	$50,218,981	14,740,542	$53,322,090
Shares issued on reinvestment	1,471,614	5,389,626	1,199,098	4,337,497
Shares repurchased	(12,059,277)	(44,139,179)	(15,615,068)	(56,516,171)
Net increase	3,130,903	$11,469,428	324,572	$1,143,416
Class C
Shares sold	143,870	$526,410	350,229	$1,267,272
Shares issued on reinvestment	25,035	91,598	33,506	121,130
Shares repurchased	(362,800)	(1,326,064)	(933,886)	(3,373,173)
Net decrease	(193,895)	$(708,056)	(550,151)	$(1,984,771)
Class C1
Shares sold	3,642	$13,309	17,981	$65,323
Shares issued on reinvestment	3,829	14,036	8,701	31,562
Shares repurchased	(30,851)	(113,012)	(308,810)	(1,115,038)
Net decrease	(23,380)	$(85,667)	(282,128)	$(1,018,153)
Class R
Shares sold	27,043	$98,678	6,386	$23,056
Shares issued on reinvestment	1,593	5,830	862	3,118
Shares repurchased	(21,368)	(78,315)	(3,004)	(10,865)
Net increase	7,268	$26,193	4,244	$15,309
Class I
Shares sold	13,570,213	$49,736,458	26,585,031	$96,322,935
Shares issued on reinvestment	1,542,915	5,647,075	2,382,710	8,624,322
Shares repurchased	(49,875,293)	(183,183,794)	(58,405,271)	(210,692,382)
Net decrease	(34,762,165)	$(127,800,261)	(29,437,530)	$(105,745,125)
Class IS
Shares sold	17,356,747	$63,427,547	22,145,598	$80,239,471
Shares issued on reinvestment	2,536,443	9,280,955	3,643,111	13,188,802
Shares repurchased	(75,868,263)	(280,323,259)	(51,102,332)	(184,155,366)
Net decrease	(55,975,073)	$(207,614,757)	(25,313,623)	$(90,727,093)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Short-Term Bond Fund 2024 Annual Report

all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$35,055,819	$262,922,508	262,922,508	$294,245,530	294,245,530

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$979,748	—	$3,732,797
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$20,754,119	$27,126,049
Tax return of capital	268,149	—
Total distributions paid	$21,022,268	$27,126,049
Western Asset Short-Term Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(64,500,179)
Other book/tax temporary differences(a)	(341,206)
Unrealized appreciation (depreciation)(b)	(11,004,058)
Total distributable earnings (loss) — net	$(75,845,443)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and other book/tax basis adjustments.

11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Western Asset Short-Term Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Short-Term Bond Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Short-Term Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$14,444,693
Section 163(j) Interest Earned	§163(j)	$20,620,901
Interest Earned from Federal Obligations	Note (1)	$3,048,806
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Short-Term Bond Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Short-Term Bond Fund

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Western Asset
Short-Term Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short-Term Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short-Term Bond Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90058-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025